Foreign Currency and Other, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Foreign Currency [Abstract]
Foreign Currency and Other, Net
Foreign Currency and Other, Net
Transactions that are denominated in a currency other than an entity's functional currency are subject to changes in exchange rates with the resulting gains and losses recorded within current earnings. The Company includes gains and losses related to intercompany loans and third-party debt as well as other non-operating activities (primarily factoring fees and the gain or loss on the sale of assets) as a component of Other income (expense).
Amounts associated with these components for the respective periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Foreign currency gains (losses)	$(41,905)	$(5,400)
Other non-operating income (expense)	(2,018)	10,359
Total	$(43,923)	$4,959

On January 27, 2014, the Company entered into a series of financial instruments with a third-party financial institution used to minimize foreign exchange risk on the future consideration to be paid for the Providência Acquisition and the Mandatory Tender Offer. The primary financial instrument was related to the Providência Acquisition and consisted of a foreign exchange forward contract with an aggregate notional amount equal to the estimated purchase price. The remaining financial instruments relate to a series of foreign exchange call options that expire between 1 year and 5 years associated with the Mandatory Tender Offer and the deferred portion of the consideration paid for the Providência Acquisition. As the nature of these transactions are related to a non-operating notional amount, changes in fair value are included in other non-operating income (expense) in the respective period. The Company recognized a gain of $10.8 million during the three months ended March 29, 2014 associated with the changes in fair value of these financial instruments. The amount associated with the remaining financial instruments recognized during the three months ended March 31, 2015 was a loss of $1.9 million.

Foreign Currency and Other, Net
Transactions that are denominated in a currency other than an entity's functional currency are subject to changes in exchange rates with the resulting gains and losses recorded within current earnings. The Company includes these gains and losses related to intercompany loans and debt as well as other non-operating activities as a component of Other income (expense).
Amounts associated with these components for the respective periods are as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Foreign currency gains (losses)	$(35,558)	$(6,689)	$(3,433)
Other non-operating income (expense)	8,475	(2,162)	(1,701)
Total	$(27,083)	$(8,851)	$(5,134)
Amounts included within other non-operating income (expense) are primarily related to fees associated with our accounts receivable factoring agreements. Other items include gains or losses on the sale of assets and other non-operating transactions.
On January 27, 2014, the Company entered into a series of foreign exchange forward contracts with a third-party financial institution used to minimize foreign exchange risk on the future consideration to be paid for the Providência Acquisition and the Mandatory Tender Offer. The primary financial instrument was related to the Providência Acquisition and consisted of a foreign exchange forward contract with an aggregate notional amount equal to the estimated purchase price. On June 11, 2014, the Company settled the primary financial instrument which provided $18.9 million of income realized at the date of acquisition. As the nature of this transaction is related to a non-operating notional amount, changes in fair value are included in other non-operating income (expense).
The remaining financial instruments relate to a series of options that expire between 1 year and 5 years associated with the Mandatory Tender Offer and the deferred portion of the consideration to be paid for the Providência Acquisition. Since inception, the Company recognized a loss of $5.3 million associated with the changes in fair value of the options. As the nature of these transactions are related to a non-operating notional amount, changes in fair value are included in other non-operating income (expense).